SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 20, 2024	Jan. 31, 2024
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 86,088	$ 95,808	$ 39,489	$ 30,084
Operating lease liability	$ 87,474	$ 96,157	$ 39,489	$ 30,084
Weighted-average remaining lease term (years)	3 years 4 months 6 days	1 year 11 months 12 days
Weighted-average discount rate	8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 66,394	$ 20,194
Impairment of right of use asset	30,084
Total operating lease costs	96,479	20,194
Operating cash outflows from operating lease (obligation payment)	54,144	53,442
Right-of-use asset obtained in exchange for new operating lease liability	30,084
Impairment of right of use asset	(30,084)
Net